Bramshill Income Performance Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 31.3%	Par	Value
Aerospace/Defense - 0.6%
RTX Corp., 3.03%, 03/15/2052	$10,189,000	$6,461,219

Banks - 3.8%
Wells Fargo & Co., 2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026	40,817,000	40,694,080

Cruise Lines - 1.7%
NCL Corp. Ltd., 8.38%, 02/01/2028 (a)	16,060,000	16,804,408

Diversified Banking Instruments - 3.7%
Bank of America Corp.
1.20% to 10/24/2025 then SOFR + 1.01%, 10/24/2026	25,032,000	24,327,632
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027	697,000	699,104
Citigroup, Inc., 3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026	9,707,000	9,661,629
Goldman Sachs Group, Inc., 1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026	520,000	502,149
JPMorgan Chase & Co., 2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	4,325,000	4,310,487
		39,501,001

E-Commerce/Products - 0.3%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051	5,052,000	3,260,688

Electric-Integrated - 1.9%
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	5,779,000	6,116,979
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	12,978,000	13,455,026
		19,572,005

Energy - 1.2%
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	5,929,000	3,611,576
BP Capital Markets America, Inc., 3.00%, 03/17/2052	6,073,000	3,801,250
Valero Energy Corp., 3.65%, 12/01/2051	7,184,000	4,853,713
		12,266,539

Finance-Auto Loans - 1.0%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	10,227,000	9,917,034

Financials - 2.1%
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	2,946,000	2,136,204
Goldman Sachs Group, Inc., 3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	6,736,000	4,918,378
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	9,971,000	8,115,630
Nasdaq, Inc., 3.25%, 04/28/2050	9,809,000	6,578,723
		21,748,935

Food-Misc/Diversified - 0.5%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	5,239,000	5,205,584

Insurance - 1.7%
Arch Capital Group Ltd., 3.64%, 06/30/2050	6,812,000	4,867,981
Athene Holding Ltd., 3.95%, 05/25/2051	10,887,000	7,852,196
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	201,262	5,192,559
		17,912,736

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS (Continued)	Par	Value
Manufacturing - 1.5%
LYB International Finance III LLC, 3.63%, 04/01/2051	12,250,000	$8,249,711
Micron Technology, Inc., 3.48%, 11/01/2051	11,327,000	7,669,799
		15,919,510

Media - 0.7%
Charter Communications Operating LLC, 3.50%, 06/01/2041	10,073,000	6,913,838

Pharmaceuticals - 0.7%
Biogen, Inc., 3.15%, 05/01/2050	11,296,000	7,134,019

Pipelines - 2.1%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	2,223,000	2,474,755
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	6,833,000	7,179,174
Kinder Morgan, Inc., 3.25%, 08/01/2050	8,308,000	5,277,045
Williams Cos., Inc., 3.50%, 10/15/2051	10,318,000	7,053,175
		21,984,149

Private Equity - 0.0%(b)
Carlyle Finance LLC, 4.63%, 05/15/2061	10,796	192,385

Real Estate Investment Trust - 3.1%
American Tower Corp., 2.95%, 01/15/2051	6,936,000	4,316,188
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	21,076,000	21,110,400
Simon Property Group LP, 3.25%, 09/13/2049	10,388,000	6,996,015
		32,422,603

Retail - 0.9%
Macy's Retail Holdings LLC, 4.30%, 02/15/2043	3,226,000	2,263,335
Starbucks Corp., 3.50%, 11/15/2050	9,555,000	6,621,717
		8,885,052

Software & Services - 1.4%
Oracle Corp.
3.60%, 04/01/2040	9,907,000	7,762,032
3.85%, 04/01/2060	9,804,000	6,756,189
		14,518,221

Telecommunication Service - 0.6%
Verizon Communications, Inc., 2.88%, 11/20/2050	10,508,000	6,472,303

Utilities - 1.8%
American Electric Power Co., Inc., 3.25%, 03/01/2050	6,962,000	4,485,834
Duke Energy Corp., 3.30%, 06/15/2041	10,383,000	7,640,963
Pacific Gas and Electric Co., 3.50%, 08/01/2050	10,220,000	7,023,460
		19,150,257
TOTAL CORPORATE BONDS (Cost $322,776,494)		326,936,566

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2024 (Unaudited)

PREFERRED STOCKS - 23.7%	Shares	Value
Banks - 1.8%
Bank of New York Mellon Corp. Depositary Shares, 4.70% to 09/20/2025 then 5 yr. CMT Rate + 4.36%, Perpetual	4,416,000	$4,385,126
Citigroup, Inc. Depositary Shares, 4.00% to 12/10/2025 then 5 yr. CMT Rate + 3.60%, Perpetual	6,666,000	6,503,305
Regions Financial Corp. Depositary Shares, 5.75% to 09/15/2025 then 5 yr. CMT Rate + 5.43%, Perpetual	7,478,000	7,434,172
		18,322,603

Diversified Banking Instruments - 1.3%
Bank of America Corp. Depositary Shares, 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	4,679,000	4,716,774
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	4,922,000	5,202,924
Goldman Sachs Group, Inc. Depositary Shares, 7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	3,728,000	3,732,078
		13,651,776

Energy - 4.8%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	31,225,000	29,923,027
Edison International Depositary Shares, 5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual	21,224,000	20,981,582
		50,904,609

Financials - 4.5%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual	18,884,000	16,550,583
Charles Schwab Corp. (The) Depositary Shares, 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	25,179,000	25,084,644
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	1,977,000	2,142,220
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual	155,747	3,304,951
Virtus Convertible & Income Fund II, 5.50%, Perpetual	7,743	156,796
		47,239,194

Insurance - 3.0%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual	178,012	4,738,679
Lincoln National Corp. Depositary Shares	–	$–
9.25% to 3/1/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	14,516,000	15,897,473
Series D, 9.00%, Perpetual	371,448	10,173,961
		30,810,113

Investment Companies - 1.3%
Brookfield Oaktree Holdings LLC	–	$–
Series A, 6.63%, Perpetual	197,950	4,309,372
Series B, 6.55%, Perpetual	464,808	9,644,766
		13,954,138

Pipelines - 0.8%
Enbridge, Inc.	–	$–
Series 5, 6.68% to 3/1/2029 then 5 yr. CMT Rate + 2.82%, Perpetual	99,883	2,411,675
Series L, 5.86% to 9/1/2027 then 5 yr. CMT Rate + 3.15%, Perpetual	69,467	1,571,344
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	4,175,000	4,200,104
		8,183,123

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2024 (Unaudited)

PREFERRED STOCKS (Continued)	Shares	Value
Real Estate Investment Trust - 2.7%
AGNC Investment Corp. Depositary Shares	–	$–
Series C, 10.03% (3 mo. Term SOFR + 5.37%), Perpetual	60,862	$1,568,414
Series F, 6.13% to 4/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (c)	620,510	15,289,365
Annaly Capital Management, Inc., Series I, 9.58% (3 mo. Term SOFR + 5.25%), Perpetual	420,966	10,835,665
		27,693,444

Utilities - 3.5%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual	273,839	4,907,195
Sempra Energy Depositary Shares, 4.88% to 10/15/2025 then 5 yr. CMT Rate + 4.55%, Perpetual	31,071,000	30,744,346
		35,651,541
TOTAL PREFERRED STOCKS (Cost $253,705,988)		246,410,541

U.S. TREASURY SECURITIES - 20.0%	Par	Value
United States Treasury Note/Bond
1.25%, 05/15/2050	51,597,000	24,524,699
1.38%, 08/15/2050	51,398,000	25,129,807
1.63%, 11/15/2050	68,538,000	35,824,491
4.13%, 08/15/2053	137,783,000	122,965,946
TOTAL U.S. TREASURY SECURITIES (Cost $221,047,362)		208,444,943

EXCHANGE TRADED FUNDS - 5.9%	Shares	Value
iShares Short Duration Bond Active ETF (d)	570,303	28,800,302
JPMorgan Ultra-Short Income ETF	580,797	29,254,744
Vanguard Long-Term Corporate Bond ETF (d)	41,519	3,104,791
TOTAL EXCHANGE TRADED FUNDS (Cost $60,992,709)		61,159,837

CLOSED-END FUNDS - 1.9%	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund (d)	881,063	9,938,391
Nuveen Quality Municipal Income Fund	871,064	10,156,606
TOTAL CLOSED-END FUNDS (Cost $20,416,740)		20,094,997

OPEN-END FUNDS - 0.4%	Shares	Value
Equable Shares Hedged Equity Fund - Class Institutional	313,143	4,302,586
TOTAL OPEN-END FUNDS (Cost $3,838,194)		4,302,586

SHORT-TERM INVESTMENTS - 17.3%		Value
Investments Purchased with Proceeds from Securities Lending - 1.3%	Shares
First American Government Obligations Fund - Class X, 4.32% (e)	13,960,981	13,960,981

Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.32% (e)	16,354,369	16,354,369

U.S. Treasury Bills - 14.4%	Par
5.05%, 01/09/2025 (f)	75,237,000	75,175,535
4.79%, 02/27/2025 (f)	45,000,000	44,704,950
4.48%, 03/11/2025 (f)	30,000,000	29,763,381
		149,643,866
TOTAL SHORT-TERM INVESTMENTS (Cost $179,882,763)		179,959,216

TOTAL INVESTMENTS - 100.5% (Cost $1,062,660,250)		1,047,308,686
Liabilities in Excess of Other Assets - (0.5)%		(5,540,038)
TOTAL NET ASSETS - 100.0%		$1,041,768,648

Bramshill Income Performance Fund
Schedule of Investments
December 31, 2024 (Unaudited)

two	–%
Percentages are stated as a percent of net assets.	–%

AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $45,262,612 or 4.3% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $13,689,444 which represented 1.3% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Bramshill Income Performance Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$5,384,944	$321,551,622	$–	$326,936,566
Preferred Stocks	66,500,508	179,910,033	–	246,410,541
U.S. Treasury Securities	–	208,444,943	–	208,444,943
Exchange Traded Funds	61,159,837	–	–	61,159,837
Closed-End Funds	20,094,997	–	–	20,094,997
Open-End Funds	4,302,586	–	–	4,302,586
Investments Purchased with Proceeds from Securities Lending	13,960,981	–	–	13,960,981
Money Market Funds	16,354,369	–	–	16,354,369
U.S. Treasury Bills	–	149,643,866	–	149,643,866
Total Investments	$187,758,222	$859,550,464	$–	$1,047,308,686

Refer to the Schedule of Investments for further disaggregation of investment categories.